Income Taxes - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference			(4.76%)
Permanent difference	(0.07%)	5.01%	(0.01%)
Effect of different tax jurisdiction	(0.87%)	(12.55%)	(10.10%)
Effect of favorable tax rates on small-scale and low-profit entities	(2.22%)	(1.20%)	0.41%
Change in valuation allowance	(26.75%)	(17.26%)	(13.28%)
Effective tax rate	(4.91%)	(1.00%)	(2.74%)